Filed Pursuant to Rule 497(e) 1933 Act File No. 033-12213 1940 Act File No. 811-05037

PROFESSIONALLY MANAGED PORTFOLIOS

On behalf of Professionally Managed Portfolios (the “Trust”) and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in a supplement, dated November 27, 2013, to the Prospectus for the DSM Large Cap Growth Fund, DSM Global Growth Fund and DSM Small-Mid Cap Growth Fund, which was filed pursuant to Rule 497(e) on November 29, 2013.  The purpose of this filing is to submit the 497(e) filing dated November 27, 2013 in XBRL for the DSM Large Cap Growth Fund, DSM Global Growth Fund and DSM Small-Mid Cap Growth Fund.

The XBRL exhibits attached hereto consist of the following:

Exhibit	Exhibit No.
Instance Document	EX-101.INS
Schema Document	EX-101.SCH
Calculation Linkbase Document	EX-101.CAL
Definition Linkbase Document	EX-101.DEF
Label Linkbase Document	EX-101.LAB
Presentation Linkbase Document	EX-101.PRE